RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended			91 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Due to related parties (note 7)	$ 83,744	$ 132,240		$ 83,744
Due to related parties	48,496	79,111	1,053,911	447,410
Former Director and Officer [Member]
Due to related parties (note 7)	79,840	114,740		79,840
Related Party Transaction Reimbursement Of Travel And Other Office Expenses	43,126	25,710
Tembo Capital L L P [Member]
Due to related parties (note 7)	$ 733	$ 15,725		$ 733